TAXES ON INCOME	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 9 — TAXES ON INCOME

The Company is taxed under Israel tax laws:

a.	Tax rates

The income of the Company and the Capital gains, other than income from Benefitted Enterprises (see b below), are subject to the normal corporate tax rates, 23% for 2018 and thereafter.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the “Investment Law”)

Under the Investment Law, including Amendment No. 60 to the Investment Law that was published in April 2005, by virtue of the Benefited Enterprise program for certain of its facilities; the Company may be entitled to various tax benefits.

The main benefit arising from such status is the reduction in tax rates on income derived from a Benefited Enterprise. The extent of such benefits depends on the location of the enterprise. Since the Company’s facilities are not located in “national development zone A,” income derived from Benefited Enterprises will be tax exempt for a period of two years and then have a reduced tax rate for a period of up to an additional eight years.

The period of tax benefits, as described above, is limited to 12 years from the beginning of the Benefited Enterprise election year (2012). As of December 31, 2018, the period of benefits has not yet commenced.

In the event of distribution of cash dividends from income which was tax exempt as above, the amount distributed will be subject to the tax rate it was exempted from. The Company is entitled to claim accelerated depreciation in respect of equipment used by the approved enterprises during five tax years.

Entitlement to the above benefits is conditioned upon the Company fulfilling the conditions stipulated by the Investment Law and regulations published thereunder.

In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, with the addition of linkage differences to the Israeli consumer price index and interest.

The Investment Law was amended as part of the Economic Policy Law for the years 2011 – 2012 (the “Amendment”), which became effective on January 1, 2011.

The Amendment sets alternative benefit tracks to the ones currently in place under the provisions of the Investment Law, including a reduced corporate tax rate. Tax rate for “Preferred Enterprise” income of companies not located in national development zone A, is 16% for fiscal year 2014 and thereafter.

The benefits are granted to companies that qualify under criteria set forth in the Investment Law; for the most part, those criteria are similar to the criteria that have existed in the Investment Law prior to its amendment and the benefit period is unlimited in time. However, in accordance with the Amendment, the classification of licensing income as preferred income is subject to the issuance of a pre-ruling by the Israel Tax Authority.

Under the transitional provisions of the Investment Law, a company is allowed to continue to enjoy the tax benefits available under the Investment Law prior to its amendment until the end of the period of benefits, as defined in the Investment Law.

In each year during the period of benefits of its Benefitted Enterprise, the Company will be able to opt for application of the Amendment, thereby making available to itself the tax rate described above. The Company’s election to apply the Amendment is irrevocable.

As of December 31, 2018, the Company’s management decided not to adopt the application of the Amendment.

There is no assurance that future taxable income of the Company will qualify as Benefited or Preferred income or that the benefits described above will be available to the Company in the future.

c.	Tax assessments

Tax assessments filed by the Company through the year 2012 are considered to be final.

d.	Losses for tax purposes carried forward to future years

As of December 31, 2018, the Company had approximately $85.5 million of net carry forward tax losses which are available to reduce future taxable income with no limited period of use.

e.	Deferred income taxes:

	As of December, 31
	2017	2018
In respect of:
Net operating loss carry forward	$16,342	$19,670
Research and development expenses	4,099	5,094
Other	1,541	1,402
Less – valuation allowance	(21,982)	(26,166)
Net deferred tax assets	$—	$—

f.	Reconciliation of theoretical tax expenses to actual expenses

The primary reconciling items between the statutory tax rate of the Company and the effective rate are the full valuation allowance of deferred tax assets and nondeductible expenses.

g.	Roll forward of valuation allowance

Balance at January 1, 2016	$10,888
Additions	3,111
Balance at December 31, 2016	$13,999
Additions	7,983
Balance at December 31, 2017	$21,982
Additions	4,184
Balance at December 31, 2018	$26,166

h.	Provision for uncertain tax positions

As of December 31, 2017 and 2018, the Company does not have a provision for uncertain tax positions.